Investment Portfolioas of July 31, 2022 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 101.7%
Alabama 3.8%
Alabama, Black Belt Energy Gas District Prepay Revenue:
Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048, GTY: Goldman Sachs Group, Inc.	2,200,000	2,244,265
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada	665,000	691,669
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,885,000	2,943,181
Southeast Alabama, Energy Authority Commodity Supply Revenue Project 4, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs & Co.	1,365,000	1,462,749
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	1,200,000	1,225,381
		8,567,245
Alaska 0.0%
Alaska, Northern Tobacco Securitization Corp. Tobacco Settlement Revenue, “2”, Series B-1, 0.5%, 6/1/2031	85,000	84,666
Arizona 3.6%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital:
Series A, 1.89% (a), 8/1/2022, LOC: JPMorgan Chase Bank NA	200,000	200,000
Series A, 5.0%, 2/1/2027	200,000	223,368
Series A, 5.0%, 2/1/2028	1,300,000	1,474,164
Series A, 5.0%, 2/1/2029	1,300,000	1,490,745
Arizona, State Health Facilities Authority Revenue, Banner Health:
Series B, MUNIPSA + 0.25%, 1.58% (b), Mandatory Put 11/4/2026 @ 100, 1/1/2046	810,000	801,353
Series C, 1.89% (a), 8/1/2022, LOC: Bank of America NA	1,190,000	1,190,000
Arizona, Tempe Industrial Development Authority, Tempe Life Care Village Inc., Series C-2, 1.125%, 12/1/2026	2,000,000	1,772,674
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 1.875%, Mandatory Put 3/31/2023 @ 100, 9/1/2032	1,000,000	997,272
		8,149,576
California 15.3%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	570,000	651,187
Series E, 5.0%, 10/1/2029	860,000	978,461
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series B-1, MUNIPSA + 1.1%, 2.43% (b), Mandatory Put 4/1/2024 @ 100, 4/1/2045	1,900,000	1,911,176
Series A, MUNIPSA + 1.25%, 2.58% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2036	3,940,000	3,970,654
California, Community Choice Financing Authority Clean Energy Project Revenue, Series A-1, 4.0%, Mandatory Put 8/1/2028 @ 100,5/1/2053, GTY: Morgan Stanley	2,000,000	2,080,846
California, Eastern Municipal Water District, Series B, MUNIPSA + 0.1%, 1.43% (b), Mandatory Put 7/1/2024 @ 100, 7/1/2046	1,630,000	1,615,339
California, Metropolitan Water District Revenue, Series E, MUNIPSA + 0.14%, 1.47% (b), Mandatory Put 5/21/2024 @100, 7/1/2037	880,000	877,286

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 1.15% (a), 8/1/2022	1,900,000	1,900,000
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project, Series A, 144A, AMT, 2.0% (b), Mandatory Put 11/1/2022 @ 100, 8/1/2023	1,500,000	1,499,977
California, Public Finance Authority Revenue, Enso Village Project, Series B-3, 144A, 2.125%, 11/15/2027	1,500,000	1,422,823
California, San Diego Association of Governments, Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027	1,500,000	1,483,278
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.37%, 1.7% (b), Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	3,998,456
California, State General Obligation:
Series C-3, 1.0% (a), 8/4/2022, LOC: U.S. Bank NA	600,000	600,000
Series E-REMK, MUNIPSA + 0.43%, 1.76% (b), Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,249,113
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 1.65% (a), 8/1/2022, LOC: U.S. Bank NA	200,000	200,000
California, State Infrastructure & Economic Development Bank Revenue:
Series A, MUNIPSA + 0.35%, 1.68% (b), Mandatory Put 8/1/2024 @ 100, 8/1/2047	570,000	563,577
1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,047,009
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,076,451
Series A, AMT, 5.0%, 6/30/2026	500,000	538,857
California, State Public Works Board, Lease Revenue Refunding Bonds, Various Capital Project, Series A, 5.0%, 8/1/2029	1,905,000	2,259,893
California, Transbay Joint Powers Authority, Series B, 2.4%, 10/1/2049	550,000	517,891
California, University of California Revenue, Series S, 5.0%, 5/15/2029	1,000,000	1,183,032
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue Refunding Bond, Series G, 5.0%, 12/1/2029	750,000	896,470
Port Oakland, CA, Intermediate Lien Revenue Bonds:
Series H, AMT, 5.0%, 5/1/2028	500,000	561,572
Series H, AMT, 5.0%, 11/1/2029	250,000	284,559
San Francisco City & County, CA, Multi Family Housing Revenue, Eastern Park Apartments, Series K, 1.3%, Mandatory Put 1/1/2023 @ 100, 7/1/2023	1,250,000	1,246,851
		34,614,758
Colorado 2.9%
Cherry Creek, CO, School District No. 5, Series C, 5.0%, 12/15/2031	2,000,000	2,292,377
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,207,812
Series D, 5.0%, Mandatory Put 11/15/2022 @ 100, 11/15/2031	2,000,000	2,017,906
		6,518,095
Connecticut 2.7%
Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	2,000,000	2,149,821
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:
Series E-E3, 1.625%, Mandatory Put 11/15/2022 @ 100, 11/15/2059	255,000	254,945
Series A-4, MUNIPSA + 0.3%, 1.63% (b), Mandatory Put 11/15/2024 @ 100, 11/15/2050	2,500,000	2,484,724
Series C-1, 4.0%, 11/15/2047	635,000	648,451
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	495,000	505,371
		6,043,312
Florida 2.6%
Clay County, FL, Sales Surtax Revenue, 5.0%, 10/1/2022	650,000	653,771

Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	525,437
Florida, Development Finance Corp., The Mayflower Retirement Community Project, Series B, 144A, 1.75%, 6/1/2026	1,020,000	947,818
Florida, Development Finance Corp., Transportation Facility Revenue, Virgin Trains U.S.A. Passenger Rail Project, Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	1,000,000	980,344
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Cypress Cove At Healthpark Florida, Inc. , Series B2, 3.25%, 10/1/2026	1,000,000	991,125
Miami-Dade County, FL, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management Inc., Project:
0.32%, Mandatory Put 11/1/2022 @ 100, 9/1/2027	575,000	573,375
AMT, 0.4%, Mandatory Put 11/1/2022 @ 100, 11/1/2041	925,000	920,887
Village, FL, Community Development District No. 13, Special Assessment Revenue, 2.625%, 5/1/2024	250,000	246,039
		5,838,796
Georgia 3.0%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,216,179
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	677,609
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	1,901,454
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	750,000	767,338
Series B, 5.0%, Mandatory Put 6/1/2029 @ 100,12/1/2052, GTY: Citi Group, Inc. (c)	2,000,000	2,143,569
		6,706,149
Hawaii 0.3%
Honolulu County, HI, General Obligation, Series A, 5.0%, 11/1/2029 (c)	500,000	594,231
Illinois 2.7%
Illinois, Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2028	1,000,000	1,165,161
Illinois, State Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A, AMT, 0.4%, Mandatory Put 11/1/2022 @ 100, 11/1/2044, GTY: Waste Management Holdings	1,155,000	1,149,243
Illinois, State General Obligation:
5.0%, 8/1/2023	1,000,000	1,030,390
Series B, 5.0%, 3/1/2025	770,000	820,805
Series A, 5.0%, 3/1/2028	750,000	827,832
5.375%, 5/1/2023	1,000,000	1,026,037
		6,019,468
Indiana 1.2%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 1.63% (b), Mandatory Put 3/1/2027 @ 100, 3/1/2039	735,000	715,001
Indiana, State Finance Authority, Economic Development Revenue, Republic Sevices, Inc., Project, Series A, AMT, 2.0%, Mandatory Put 9/1/2022 @ 100, 5/1/2034	2,000,000	1,999,645
		2,714,646
Iowa 1.0%
Iowa, State Higher Education Loan Authority Revenue, Loras College, 1.87% (a), 8/1/2022, LOC: Bank of America NA	2,325,000	2,325,000

Kansas 0.1%
Manhattan, KS, Health Care Facilities Revenue Bonds, Meadowlark Hills Retirement, Series B-1, 2.875%, 6/1/2028	375,000	350,636
Kentucky 2.6%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., Project , 3.7%, 8/1/2027	750,000	771,045
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A”, Series 2021-1, 1.65%, 3/25/2051	838,266	782,798
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	1,435,000	1,463,141
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,777,336
		5,794,320
Louisiana 1.7%
Lake Charles, LA, Harbor & Terminal District Revenue, Big Lake Fuels LLC Project, AMT, 1.0%, Mandatory Put 12/1/2024 @ 100, 12/1/2051	3,000,000	2,851,906
Louisiana, Stadium & Exposition District, Bond Anticipation Notes, 5.0%, 7/3/2023	1,000,000	1,011,808
		3,863,714
Maine 0.3%
Maine, State Turnpike Authority:
5.0%, 7/1/2029	355,000	418,085
5.0%, 7/1/2030	255,000	304,939
		723,024
Maryland 1.0%
Maryland, State General Obligation, Series D, 4.0%, 8/1/2028	1,000,000	1,108,834
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,107,400
		2,216,234
Massachusetts 1.0%
Massachusetts, Educational Financing Authority Education Loan Revenue:
Series B, AMT, 2.0%, 7/1/2037	170,000	155,403
Series B, AMT, 2.625%, 7/1/2036	260,000	244,877
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6E, 1.91% (a), 8/1/2022, LOC: TD Bank NA	200,000	200,000
Massachusetts, State General Obligation, 1.25%, 9/1/2022	1,000,000	999,688
Massachusetts, State Health & Educational Facilities Authority Revenue, Series J-2, 1.3% (a), 8/4/2022	25,000	25,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2, 1.87% (a), 8/1/2022, LOC: TD Bank NA	500,000	500,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University Issue, Series T, 5.0%, 10/1/2025	245,000	246,446
		2,371,414
Michigan 2.5%
Michigan, State Finance Authority Revenue:
“A1A", Series A, 1.3%, 7/25/2061	1,501,200	1,388,816
Series A-1, 5.0%, 7/20/2023 (c)	750,000	770,484
Michigan, State Finance Authority Revenue, Beaumont-Spectrum, MUNIPSA + 0.75%, 2.08% (b), Mandatory Put 4/15/2027 @ 100, 4/15/2047	1,750,000	1,750,610

Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-2, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,147,446
Michigan, State Housing Development Authority, Series A-1, 1.5%, 10/1/2022	525,000	524,771
		5,582,127
Minnesota 2.5%
Minnesota, Municipal Gas Agency Commodity Supply Revenue, Series A, 4.0%, Mandatory Put 12/1/2027 @ 100,12/1/2052, LIQ: Royal Bank of Canada	1,500,000	1,559,217
Minnesota, State Housing Finance Agency, Residential Holding Finance, Series H, MUNIPSA + 0.55%, 1.88% (b), Mandatory Put 12/12/2023 @ 100, 7/1/2041	4,205,000	4,210,051
		5,769,268
Mississippi 0.2%
Lowndes County, MS, Solid Waste Disposal And Pollution Control Refunding Revenue Bonds, International Company Project, 2.65%, Mandatory Put 4/1/2027 @ 100, 4/1/2037, GTY: International Paper Co.	500,000	485,646
Missouri 1.0%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, Series 2021-1, 1.53%, 1/25/2061	1,972,659	1,758,583
Missouri, Plaza At Noah's Ark Community Improvement District:
3.0%, 5/1/2023	150,000	149,271
3.0%, 5/1/2024	200,000	197,313
3.0%, 5/1/2025	225,000	219,840
		2,325,007
Nevada 0.1%
Sparks, NV, Tourism Improvement District No. 1 Revenue, Sales Tax Revenue, Series A, 144A, 2.5%, 6/15/2024	230,000	224,567
New Hampshire 0.3%
New Hampshire, National Finance Authority, Solid Waste Disposal Refunding Revenue, Waste Management Inc., Project, Series A-3, AMT, 2.1%, Mandatory Put 9/1/2022 @ 100, 4/1/2024	625,000	624,930
New Jersey 1.6%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	192,630
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series A, 2.375%, 12/1/2029	170,000	170,000
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,054,473
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,099,254
		3,516,357
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	550,000	565,206
New York 16.9%
Chautauqua County, NY, Capital Resource Corp., Exempt Facilities Revenue, NRG Energy, Inc. Project, 1.3%, Mandatory Put 4/3/2023 @ 100, 4/1/2042	2,000,000	1,982,299
New York, Metropolitan Transportation Authority, Series F, 5.0%, 11/15/2022	5,390,000	5,442,153
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 1.82% (a), 8/1/2022, LOC: Barclays Bank PLC	375,000	375,000
Series G-1, 1.82% (a), 8/1/2022, LOC: Barclays Bank PLC	7,125,000	7,125,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	1,130,000	1,148,591

New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2024	2,500,000	2,558,821
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2028	1,500,000	1,647,123
New York & New Jersey, Port Authority:
Series 226, AMT, 5.0%, 10/15/2027	750,000	842,074
Series 226, AMT, 5.0%, 10/15/2028	660,000	747,749
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series A, 1.125%, Mandatory Put 11/1/2024 @ 100, 5/1/2060	1,000,000	969,706
New York City, NY, Municipal Water Finance Authority Water And Sewer System Revenue Second General Resolution, Series DD, 1.9% (a), 8/1/2022	4,000,000	4,000,000
New York, NY, General Obligation:
Series G-6, 1.59% (a), 8/1/2022, LOC: Mizuho Bank Ltd.	695,000	695,000
Series I-4, 1.68% (a), 8/1/2022, LOC: TD Bank NA	200,000	200,000
Series 3, 1.75% (a), 8/1/2022	1,735,000	1,735,000
Series A-3, 1.89% (a), 8/1/2022, LOC: Mizuho Bank Ltd.	1,050,000	1,050,000
Series B-3, 1.9% (a), 8/1/2022	4,520,000	4,520,000
Series 2, 1.93% (a), 8/1/2022	200,000	200,000
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	343,892
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	322,359
Series A, 5.0%, 9/1/2027	500,000	556,976
5.0%, 8/1/2028	1,000,000	1,074,484
Series A, 5.0%, 9/1/2028	500,000	561,429
		38,097,656
North Carolina 2.1%
Charlotte-Mecklenburg, NC, Hospital Authority Revenue, Healthcare System, Series E, 1.87% (a), 8/1/2022, LOC: Royal Bank of Canada	3,100,000	3,100,000
North Carolina, Charlotte-Mecklenburg Hospital Health Care Authorirty Revenue, Series C, 5.0%, Mandatory Put 12/1/2028 @ 100, 1/15/2050	1,000,000	1,147,944
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	400,000	409,019
		4,656,963
North Dakota 0.7%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program:
Series B, MUNIPSA + 0.2%, 1.53% (b), Mandatory Put 7/1/2024 @100, 1/1/2043	925,000	925,017
Series A, 4.0%, 7/1/2047	595,000	607,508
		1,532,525
Ohio 4.7%
Akron, OH, Income Tax Revenue, 4.0%, 12/1/2028	1,380,000	1,524,445
Allen Country, OH, Hospital Facilities Revenue:
Series A, 5.0%, 12/1/2022	600,000	606,473
Series A, 5.0%, 12/1/2023	1,000,000	1,040,977
Cleveland, OH, Airport System Revenue:
Series A, 5.0%, 1/1/2023, INS: AGMC	1,810,000	1,835,924
Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,061,758
Ohio, Higher Educational Facilities Commission, University of Dayton:
Series B, 5.0%, 2/1/2027 (c)	995,000	1,102,304
Series B, 5.0%, 2/1/2028 (c)	1,045,000	1,173,703
Ohio, Port of Greater Cincinnati Development Authority Revenue, Convention Center Hotel Acquisition And Demolition Project, Series A, 3.0%, 5/1/2023	1,500,000	1,500,760

Ohio, State Turnpike Commission, Infrastructure Projects:
Series A, 5.0%, 2/15/2029 (c)	345,000	398,227
Series A, 5.0%, 2/15/2030 (c)	345,000	403,845
		10,648,416
Oklahoma 1.0%
Oklahoma, State Development Finance Authority, Gilcrease Expressway West Project, Series A, AMT, 1.625%, 7/6/2023	2,000,000	1,970,443
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.39%, 1.72% (b), 1/1/2023	220,000	220,186
		2,190,629
Oregon 1.5%
Clackamas County, OR, Hospital Facility Authority, Senior Living Revenue, Rose Villa Project, Series B-2, 2.75%, 11/15/2025	1,250,000	1,232,937
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	770,000	777,348
Washington Multnomah & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2031	1,180,000	1,328,157
		3,338,442
Pennsylvania 3.8%
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,105,489
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,181,600
Pennsylvania, Economic Development Financing Authority Solid Waste Disposal Revenue, Republic Services, Inc., Project , Series A, AMT, 2.0%, Mandatory Put 10/17/2022 @ 100, 4/1/2034	625,000	624,697
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	410,000	413,297
Series 122, AMT, 4.0%, 10/1/2046	1,675,000	1,706,437
Philadelphia, PA, School District, Series 2020, 5.0%, 9/1/2022	1,000,000	1,002,749
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Series B, 5.0%, 2/1/2029, INS: AGMC	875,000	996,641
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series C, MUNIPSA + 0.65%, 1.98% (b), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	500,000	500,271
		8,531,181
South Dakota 0.5%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	1,015,000	1,036,221
Tennessee 1.0%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, AMT, 3.0%, 7/1/2038	80,000	80,122
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048, GTY: Goldman Sachs Group, Inc.	2,250,000	2,278,344
		2,358,466
Texas 7.5%
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds:
Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	390,000	376,341
Series B, 3.0%, Mandatory Put 8/1/2023 @ 100, 8/1/2052	1,000,000	1,009,400
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B-1, 5.0%, Mandatory Put 12/1/2022 @ 100, 7/1/2049	1,500,000	1,517,556

Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	538,264
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,095,229
Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,738,072
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	1,927,657
Houston, TX, Independent School District, 4.0%, Mandatory Put 6/1/2023 @ 100, 6/1/2029	1,000,000	1,017,712
New Hope, TX, Cultural Education Facilities Finance Corporation, Retirement Facility Revenue, Outlook at Windhaven Project, Series B-3, 4.25%, 10/1/2026 (c)	2,000,000	2,014,291
Northside, TX, Independent School District, Series B, 2.0%, Mandatory Put 6/1/2027 @ 100, 6/1/2052	1,250,000	1,216,248
Texas, Deer Park Independent School District, 0.16%, Mandatory Put 10/3/2022 @ 100, 10/1/2042	775,000	772,563
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,054,647
Texas, Lower Colorado River Authority Revenue, 5.0%, 5/15/2029, INS: AGMC	1,000,000	1,166,506
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	549,567
		16,994,053
Vermont 0.1%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 1.96% (a), 8/1/2022, LOC: TD Bank NA	140,000	140,000
Virginia 2.3%
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, First Tier General Resolution, 5.0%, 11/1/2023	1,250,000	1,293,021
Louisa, VA, Industrial Development Authority, Pollution Control Revenue, Virginia Electric And Power Company Project, Series C, 1.65%, Mandatory Put 5/31/2024 @ 100, 11/1/2035	950,000	940,841
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 1.82% (a), 8/1/2022, LOC: Truist Bank	500,000	500,000
Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2033	1,410,000	1,409,217
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029	1,000,000	1,044,597
		5,187,676
Washington 3.1%
King County, WA, Sewer Revenue, Series A, MUNIPSA + 0.23%, 1.56% (b), Mandatory Put 1/1/2027 @ 100, 1/1/2040	1,155,000	1,132,038
Seattle, WA, Municipal Light & Power Revenue:
Series B, MUNIPSA + 0.25%, 1.58% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045	355,000	351,116
Series C-1, MUNIPSA + 0.49%, 1.82% (b), Mandatory Put 11/1/2023 @ 100, 11/1/2046	2,000,000	2,001,400
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2A, MUNIPSA + 0.2%, 1.53% (b), Mandatory Put 11/1/2026 @ 100, 11/1/2045	1,615,000	1,590,989
Washington, Economic Development Finance Authority, Mura Cascade ELP LLC Project, 144A, AMT, 0.33%, Mandatory Put 12/8/2022 @ 100, 12/1/2041	1,910,000	1,894,637
		6,970,180
West Virginia 0.1%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	250,000	250,819
Wisconsin 1.4%
Wisconsin, General Obligation, Series 1, 5.0%, 5/1/2028 (c)	690,000	777,527

Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.65%, 1.98% (b), Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	996,162
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 1.82% (a), 8/1/2022, LOC: Barclays Bank PLC	300,000	300,000
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	1,100,000	1,107,967
		3,181,656
Guam 0.7%
Guam, International Airport Authority Revenue, Series A, AMT, ETM, 5.0%, 10/1/2022	1,500,000	1,508,124
Other 0.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-024, AMT, 2.304%, 5/15/2027	215,000	205,524
Total Municipal Investments (Cost $232,515,901)		229,416,923

	Shares	Value ($)

Open-End Investment Companies 0.9%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.19% (d) (Cost $1,987,626)	1,987,032	1,987,628

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $234,503,527)	102.6	231,404,551
Other Assets and Liabilities, Net	(2.6)	(5,917,251)
Net Assets	100.0	225,487,300
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of July 31, 2022. Date shown reflects the earlier of demand date or stated maturity date.

(b)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	When-issued security.
(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$229,416,923	$—	$229,416,923
Open-End Investment Companies	1,987,628	—	—	1,987,628
Total	$1,987,628	$229,416,923	$—	$231,404,551

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTMBF-PH3
R-080548-1 (1/23)